Document And Entity Information	6 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Registrant Name	Oxford Park Income Fund, Inc.
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001959353
Document Period End Date	Mar. 31, 2024